Fees Summary	Mar. 27, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $77,003,609.70. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 77,003,609.7
Final Prospectus	true